Consolidated Statements of Changes In Deficit - USD ($) $ in Thousands	Issued capital [member]	Additional paid-in capital [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2014	12,292,022
Balance at Dec. 31, 2014		$ 34,051	$ (33,865)	$ 186
Statement Line Items [Line Items]
Shares and warrants issued in private placement, net (in shares)	4,820,000
Shares and warrants issued in private placement, net		7		7
Share based compensation		2		2
Net loss			(269)	(269)
Balance (in shares) at Dec. 31, 2015	17,112,022
Balance at Dec. 31, 2015		34,060	(34,134)	(74)
Statement Line Items [Line Items]
Net loss			(215)	$ (215)
Balance (in shares) at Dec. 31, 2016	17,112,022			17,112,022
Balance at Dec. 31, 2016		34,060	(34,349)	$ (289)
Statement Line Items [Line Items]
Net loss			(75)	$ (75)
Balance (in shares) at Dec. 31, 2017	17,112,022			17,112,022
Balance at Dec. 31, 2017		$ 34,060	$ (34,424)	$ (364)